Contingencies (Details) $ in Millions, $ in Millions, $ in Millions	1 Months Ended					6 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2019 USD ($)
Contingencies
Income taxes paid						$ 33.5	$ 25.1
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Canada
Contingencies
Contingent liability recorded											$ 1.4	$ 1.0
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Mexico
Contingencies
Provincial income taxes assessed		$ 14.1	$ 10.3
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded								$ 6.5	$ 4.6
Percentage of security deposit for notice of objection against reassessment								50.00%	50.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Percentage of security deposit for notice of objection against reassessment		50.00%								50.00%
Canada Revenue Agency Reassessment Action | Taxation years 2016 through 2019 | Canada
Contingencies
Contingent liability recorded											$ 31.4	$ 23.1
Canada Revenue Agency Reassessment Action | Taxation years 2016 through 2019 | Mexico
Contingencies
Contingent liability recorded		$ 4.6								$ 3.4
Income taxes paid	$ 71.0		$ 3.8
Canada Revenue Agency Reassessment Action | Taxation years 2016 through 2019 | Barbados
Contingencies
Tax rate (as a percent)	30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Taxation year 2019 | Barbados
Contingencies
Contingent liability recorded								$ 104.0	$ 76.3
Canada Revenue Agency Reassessment Action | 2013 taxation year | Mexico
Contingencies
Provincial income taxes assessed				$ 10.8	$ 8.0
Income taxes paid	$ 419.4		$ 30.3
Tax rate (as a percent)	30.00%	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Reassessment for the 2012 and 2013 | Barbados
Contingencies
Contingent liability recorded									$ 0.0
Provincial income taxes assessed						$ 7.0